Operating Profit (Tables)	12 Months Ended
Feb. 28, 2023
Operating Profit [Abstract]
Schedule of operating profit
		Year ended February 28
Figures in Rand thousands	Notes	2023	2022	2021

Operating profit is stated after accounting for the following charges:

Depreciation of property, plant and equipment	5	493,788	458,281	372,936
Amortization of capitalized commission assets	6	64,707	64,566	46,957
Amortization of intangible assets	7	51,143	39,078	25,856
Employee benefits expense [1]		865,831	720,606	396,369
Defined contribution plan		44,681	26,534	21,742
[1]	After offsetting government grant received ZAR nil (2022: ZAR 6.7 million, 2021: ZAR 16.7 million).